Other payables and accruals - Schedule Of Other Payables And Accruals (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Disclosure Of Other Current Payables And Accruals Current [Abstract]
Contract liabilities	¥ 29,384		¥ 5,365
Employee benefit payables	21,155		11,403
Accrued expenses	20,376		10,508
Income tax payable	16,214		6,791
Other taxes payable	5,855		58,180
Advances from platform users	2,185		18,401
Deferred income	1,974		1,345
Others	906		155
Total	¥ 98,049	$ 14,218	¥ 112,148